STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

Supplement dated January 21, 2011 to Statement of Additional Information dated July 31, 2010

On January 5, 2011, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Metropolitan West Capital Management, LLC (“MetWest Capital”) as a sub-adviser to the Multi-Manager Large Cap Fund (the “Large Cap Fund”), effective January 18, 2011, and the appointment of NWQ Investment Management Company, LLC (“NWQ”) to sub-advise a portion of the Large Cap Fund, effective February 1, 2011. On January 5, 2011, the Board also approved the termination of MetWest Capital and Copper Rock Capital Partners LLC (“Copper Rock”) as sub-advisers to the Multi-Manager Small Cap Fund (the “Small Cap Fund”), effective January 18, 2011 with regard to MetWest Capital and effective January 19, 2011 with regard to Copper Rock, and the appointment of Allianz Global Investors Capital LLC (“Allianz”) and Cardinal Capital Management LLC (“Cardinal”) to sub-advise portions of the Small Cap Fund, effective February 1, 2011. From January 18 and January 19, 2011, as applicable, until February 1, 2011, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut will manage the portion of each Fund previously managed by MetWest Capital and Copper Rock. All references to MetWest Capital and Copper Rock in the SAI are hereby deleted.

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN–Investment Sub-Advisers” on page 51 of the SAI with respect to the Large Cap Fund and Small Cap Fund is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Large Cap Fund	Delaware Management Company, Inc. (“Delaware Investments”) Jennison Associates LLC (“Jennison”) Marsico Capital Management, LLC (“MCM”) NWQ Investment Management Company, LLC (“NWQ”)

Multi-Manager Small Cap Fund

Allianz Global Investors Capital LLC (“Allianz”)

Cardinal Capital Management LLC (“Cardinal”)

Denver Investment Advisors LLC (“Denver Investments”)

Hotchkis and Wiley Capital Management, LLC
(“Hotchkis & Wiley”)

Riverbridge Partners, LLC (“Riverbridge”)

2.	The following is added to the ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN–Investment Sub-Advisers” on page 51 of the SAI:

NWQ

NWQ is a registered investment adviser that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a subsidiary of Nuveen Investments, Inc., which is a publicly held company that is indirectly owned by equity investors led by Madison Dearborn Partners, LLC, a private equity investment firm based in Chicago, Illinois. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067.

Allianz

Allianz is a wholly-owned subsidiary of Allianz Global Investors of America, L.P. (“AGIA”). AGIA was organized as a limited partnership under Delaware law in 1987. AGIA’s sole general partner is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation that owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation that owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGIA. Allianz SE is a European-based, multinational insurance and financial services holding company. Allianz’s principal place of business is located at 600 West Broadway, San Diego, California 92101. The address for Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Seidlstrasse, 24-24a, D-80335, Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany. AGIA’s address is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

Cardinal

Cardinal is a Partnership with three principles who are also Portfolio Managers. Amy K. Minella, Managing Partner and Portfolio Manager, owns a controlling interest in Cardinal. Cardinal is a registered investment advisor founded in 1995. Cardinal is located at One Greenwich Office Park, Greenwich, CT 06831.

3.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section under “Multi-Manager Large Cap Fund” on page 66 of the SAI:

Fund	Portfolio Manager
Multi-Manager Large Cap Fund	NWQ
Jon D. Bosse, CFA

4.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section under “Multi-Manager Small Cap Fund” on page 67 the SAI:

Fund	Portfolio Manager
Multi-Manager Small Cap Fund	Allianz
Michael Corelli
Eric Sartorius, CFA

Cardinal
Amy K. Minella
Eugene Fox, III
Robert B. Kirkpatrick, CFA
Rachel D. Matthews

5.	The following information is added under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN–Accounts Managed by the Portfolio Managers–Multi-Manager Large Cap Fund” on page 77 of the SAI:

NWQ

The table below discloses accounts within each type of category listed below for which Jon D. Bosse, CFA was jointly and primarily responsible for day-to-day portfolio management as of November 30, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	8	$1,006.6	0	$0
Other Pooled Investment Vehicles:	10	$1,446.3	1	$224.0
Other Accounts:	21,181	$14,009.8	7	$1,598.7

6.	The following information is added under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN–Accounts Managed by the Portfolio Managers–Multi-Manager Small Cap Fund” on page 84 of the SAI:

Allianz

The table below discloses accounts within each type of category listed below for which Michael Corelli was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	6	$788.2	0	$0
Other Pooled Investment Vehicles:	1	$27.2	0	$0
Other Accounts:	13	$388.0	0	$0

The table below discloses accounts within each type of category listed below for which Eric Sartorius, CFA was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	6	$788.2	0	$0
Other Pooled Investment Vehicles:	1	$27.2	0	$0
Other Accounts:	13	$388.0	0	$0

Cardinal

The table below discloses accounts within each type of category listed below for which Amy K. Minella was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	2	$104.3	0	$0
Other Pooled Investment Vehicles:	2	$40.1	0	$0
Other Accounts:	50	$905.1	0	$0

The table below discloses accounts within each type of category listed below for which Eugene Fox, III was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	2	$104.3	0	$0
Other Pooled Investment Vehicles:	2	$40.1	0	$0
Other Accounts:	50	$905.1	0	$0

The table below discloses accounts within each type of category listed below for which Robert B. Kirkpatrick, CFA was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	2	$104.3	0	$0
Other Pooled Investment Vehicles:	2	$40.1	0	$0
Other Accounts:	50	$905.1	0	$0

The table below discloses accounts within each type of category listed below for which Rachel D. Matthews was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2010.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)

Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	2	$104.3	0	$0
Other Pooled Investment Vehicles:	2	$40.1	0	$0
Other Accounts:	50	$905.1	0	$0

7.	The following information is added under the section entitled “Material Conflicts of Interest – Multi-Manager Large Cap Fund” on page 99 of the SAI:

NWQ

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts, which is not intended to be an exhaustive list:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating limited opportunities across multiple accounts.

•

With respect to many of its clients’ accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous transactions for the Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

8.	The following information is added under the section entitled “Material Conflicts of Interest–Multi-Manager Small Cap Fund” on page 105 of the SAI:

Allianz

Allianz’s investment personnel, including each portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Allianz’s Code of Ethics, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of Allianz’s clients. A portfolio manager may also face other potential conflicts of interest in managing client accounts, including:

•	Side-by-side management;

•	Cross-trades;

•	Trade allocation; and

•	Soft dollars.

The list above is not a complete description of every conflict that could be deemed to exist in managing client accounts. To address these and other conflicts, Allianz has procedures in its Compliance Manual that provide for the ethical resolution of conflicts of interest. The Compliance Manual is reviewed by Allianz’ chief compliance officer on a periodic basis. Its provisions are enforced by Allianz’s compliance department and continuing education is provided to Allianz employees regarding the provisions of the Compliance Manual.

Cardinal

Cardinal portfolio managers are often responsible for managing the Fund as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross-trading, the allocation of investment opportunities and the aggregation and allocation of trades.

Cardinal has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Cardinal has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, Cardinal has adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. Cardinal conducts periodic reviews of trades for consistency with these policies.

Cardinal only uses soft dollar arrangements for products and services specifically related to investment research or trading execution. The agreements and payments are closely monitored for compliance with Section 28(e) of the Securities and Exchange Act of 1934.

9.	The following information is added under the section entitled “Portfolio Manager Compensation Structure–Sub-Advisers–Multi-Manager Large Cap Fund” on page 114 of the SAI:

NWQ

NWQ offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by NWQ’s executive committee. Total cash compensation (“TCC”) consists of both a base salary and an annual bonus that can be a multiple of the base salary. NWQ annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals. Compensation is based on the amount of assets managed by the portfolio manager in the Fund.

Available bonus pool compensation is primarily a function of NWQ’s overall annual profitability. Individual bonuses are based primarily on the following:

•	Overall performance of client portfolios

•	Objective review of stock recommendations and the quality of primary research

•	Subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

To further strengthen its incentive compensation package and to create an even stronger alignment to the long-term success of the firm, NWQ has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of NWQ over time.

Finally, some of NWQ’s investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

NWQ believes itself to be an employer of choice. Its analysts have a meaningful impact on the portfolio and, therefore, are compensated in a similar manner as portfolio managers at many other firms.

There are no material differences between how NWQ portfolio managers are compensated for the Fund and for other managed accounts.

10.	The following information is added under the section entitled “Portfolio Manager Compensation Structure–Sub-Advisers–Multi-Manager Small Cap Fund” on page 118 of the SAI:

Allianz

Allianz’s compensation plan is designed specifically to be aligned with the interests of its clients. Allianz aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, Allianz offers both short- and long-term incentive plans.

Compensation and Investment Performance

Short-term incentive pools for investment teams are annual discretionary bonuses funded by the firm’s revenue and allocated based on the performance of the strategies and the teams. The percentage allocated to an investment team is adjusted to reflect performance relative to the benchmark over a one-, three- and five-year period (the timeframe may vary depending on the strategy). The team pools are then subjectively allocated to team members based on individual contributions to client accounts. This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan

A long-term incentive plan provides rewards to certain key staff and executives of Allianz and affiliated companies to promote long-term growth and profitability. The long-term plan is based on the operating earnings growth of Allianz and Allianz Global Investors of America L.P., has a three-year vesting schedule and is paid in cash upon vesting.

Ownership

Managing Directors at Allianz are provided with an interest that shares in the future growth and profitability of Allianz. Each ownership unit is designed to deliver an annual distribution and a value based on the growth in profits. The plan has a five-year vesting schedule.

The long-term components of Allianz’s compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of Allianz’s business. Overall, Allianz believes that competitive compensation is essential to retaining top industry talent. With that in mind, Allianz continues to reevaluate its compensation policies against industry benchmarks. Allianz’s stated goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms including McLagan Partners.

There are no material differences between how Allianz portfolio managers are compensated for the Fund and for other managed accounts.

Cardinal

Cardinal’s portfolio managers receive a fixed base salary, an annual bonus and partnership distributions (if applicable). The annual bonus is based on Cardinal’s net profits. Portfolio managers also participate in standard company benefits, including a 401(k) plan.

There are no material differences between how Cardinal portfolio managers are compensated for the Fund and for other managed accounts.

11.	The following information, as of December 31, 2010, is added under the section entitled “Disclosure of Securities Ownership” on page 123 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
NWQ
Jon D. Bosse, CFA	Multi-Manager Large Cap Fund	$0

12.	The following information, as of December 31, 2010, is added under the section entitled “Disclosure of Securities Ownership” on page 124 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Allianz
Michael Corelli	Multi-Manager Small Cap Fund	$0
Eric Sartorius, CFA	Multi-Manager Small Cap Fund	$0

Cardinal
Amy K. Minella	Multi-Manager Small Cap Fund	$0
Eugene Fox, III	Multi-Manager Small Cap Fund	$0
Robert B. Kirkpatrick, CFA	Multi-Manager Small Cap Fund	$0
Rachel D. Matthews	Multi-Manager Small Cap Fund	$0